Taxes (Details)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemption on certain income	(25.04%)	(23.99%)	(20.33%)
Permanent difference	0.00%	0.01%	0.05%
Changes of deferred tax assets valuation allowances	0.27%	(0.86%)	5.72%
Non-PRC entities not subject to PRC income tax	0.05%	0.02%	0.00%
Total	0.28%	0.18%	10.44%